S000000855 [Member] Annual Fund Operating Expenses - Parnassus Value Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	0.88%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	0.07%
Net Expenses (as a percentage of Assets)	0.65%	[1]

[1]	The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund—Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2027 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.